Investments - Changes in Credit-related OTTI Recognized (Details) - Marketable equity securities - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period		$ 3.8	$ 4.4	$ 0.0	$ 4.4
Increases recognized in the current period, for which an OTTI was not previously recognized		0.6	0.0	4.1	0.2
Increases recognized in the current period, for which an OTTI was previously recognized				0.9	0.0
Decreases attributable to securities sold or paid down during the period		(0.5)	(0.6)	(0.6)	(0.8)
Decreases attributable to previously recognized credit losses on securities impaired during the period due to a change in intent to sell				0.0	0.0
Balance, end of period	$ 0.0	$ 3.9	$ 3.8	4.4	$ 3.8
Predecessor Company
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	27.7			$ 27.3		$ 20.1
Increases recognized in the current period, for which an OTTI was not previously recognized	0.0					8.3
Increases recognized in the current period, for which an OTTI was previously recognized	0.0					7.8
Decreases attributable to securities sold or paid down during the period	(0.4)					(7.4)
Decreases attributable to previously recognized credit losses on securities impaired during the period due to a change in intent to sell	0.0					(1.1)
Balance, end of period	$ 27.3					$ 27.7